Stockholders Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 04, 2018	Jan. 01, 2017	Apr. 30, 2018	Aug. 31, 2017	Mar. 31, 2017	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014
Stockholders Equity [Line Items]
Common shares outstanding							17,710,659	11,534,190	8,575,950
Conversion of common stock			1,300,000
Conversion of common stock,description	-		At the date of the merger, 1.1 million common shares were converted into 1.3 million shares of common shares of the Company
Share issued, value							$ 29,607
Stock issuance price								$ 0.0001	$ 0.0001
Warrants issued to purchase common shares		196,364
Common stock warrants exercise price		$ 15.60
Issuance of warrants related to debt								$ 929	$ 90
Series A Preferred Stock
Stockholders Equity [Line Items]
Share issued										18,300,000
Stock issuance price										$ 1.44
Share issued, value										$ 26,300
Conversion of preferred stock in common shares		5,700,000
Series B Preferred Stock
Stockholders Equity [Line Items]
Share issued						2,852,239
Stock issuance price						$ 2.98
Share issued, value						$ 8,400
Conversion of preferred stock in common shares		900,000
Series B-1 Preferred Stock
Stockholders Equity [Line Items]
Share issued					2,109,787
Stock issuance price					$ 5.03
Share issued, value					$ 10,600
Conversion of preferred stock in common shares		700,000
Series C Preferred Stock
Stockholders Equity [Line Items]
Share issued		1,900,000		5,992,750
Stock issuance price		$ 4.00
Share issued, value		$ 6,400
Conversion of preferred stock in common shares		1,500,000
Preferred stock additional shares authorized				15,000,000
Preferred stock additional shares authorized, value				$ 40,000
Stock issuance price				$ 4.00
Share issued, value net of transaction expenses				$ 21,000
Number of Preferred shares converted into common shares		500,000
Merger Agreement
Stockholders Equity [Line Items]
Description common stock conversion		1 to 0.3131
Merger Agreement | Series C
Stockholders Equity [Line Items]
Description common stock conversion		One to 0.2564
Common shares outstanding		900,000
Horizon Term Loan
Stockholders Equity [Line Items]
Warrants issued to purchase common shares								76,923
Common stock warrants exercise price								$ 15.60
Issuance of warrants related to debt								$ 900
Mid Cap Credit Facility
Stockholders Equity [Line Items]
Warrants issued to purchase common shares								44,871
Common stock warrants exercise price								$ 15.60
Warrants expire period								10 years
Issuance of warrants related to debt								$ 100
Maximum
Stockholders Equity [Line Items]
Conversion of common stock	100,000